Chartered-in Vessels - Capital Lease Obligations - Additional Information (Details) $ in Thousands	1 Months Ended	12 Months Ended			36 Months Ended
	Nov. 30, 2022	Dec. 31, 2022 USD ($) lease	Dec. 31, 2021 USD ($) lease	Dec. 31, 2020 USD ($)	Jan. 31, 2019
Capital Leased Assets [Line Items]
Number of lessors | lease		19
Number of vessels | lease		9
Finance Lease, Weighted Average Discount Rate, Percent		5.40%
Time-charter hire expenses | $		$ 9,396	$ 23,487	$ 23,564
Lessee Option to Purchase Underlying Asset | $		61,000
Other Nonoperating Income (Expense) [Member]
Capital Leased Assets [Line Items]
Gain (Loss) on Contract Termination | $		$ 700
LNG Carriers [Member]
Capital Leased Assets [Line Items]
Number of vessels | lease		9	9
Lease liability payment | $		$ 2,100,000
Finance Lease, Liability, Undiscounted Excess Amount | $		$ 402,000
NGL Carriers
Capital Leased Assets [Line Items]
Number of vessels | lease		10	0
Variable Interest Entity, Primary Beneficiary
Capital Leased Assets [Line Items]
Number of lessors | lease		10
Minimum
Capital Leased Assets [Line Items]
Lease terms	8 years
Minimum | LNG Carriers [Member]
Capital Leased Assets [Line Items]
Lease terms					7.5
Maximum | LNG Carriers [Member]
Capital Leased Assets [Line Items]
Lease terms					15